Cash Dividends Declared Per Share (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Earnings Per Share Disclosure [Line Items]
Cash dividends declared per share	¥ 80.00	¥ 60.00	¥ 60.00